Summary of Financial Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Financial Policies

NOTE 1- SUMMARY OF ACCOUNTING POLICIES

A summary of the significant accounting policies applied in the preparation of the accompanying financial statements follows.

BUSINESS AND BASIS OF PRESENTATION

Autovative Products Inc. ("Company" or "Autovative Products") was formed on December 8, 2004 under the laws of the State of Nevada.

Autovative Products is a Specialty distribution Company of Fleet truck products. Currently the Company has exclusive distribution rights with both Federal Express (FedEx) and United Postal Service (UPS) for its Portable Tow Truck. The Company is currently in the process of marketing its Overhead Door Saver to both FedEx and UPS.

LIQUIDITY

As shown in the accompanying financial statements, the Company had a net loss of ($45,190) for the year ended December 31, 2011 and incurred a net loss of ($16,476) for the year ended December 31, 2010. At December 31, 2011 the Company's current assets were $42,472 and the total assets were $43,453 and its liabilities were $0. The Company’s assets exceeded its liabilities by $43,453.

ESTIMATES

The preparation of the financial statement in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

REVENUE RECOGNITION

The Company recognizes revenue when earned in accordance with SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements".

The SEC staff released Staff Accounting Bulletin (SAB) No. 101, Revenue Recognition. to make its interpretive guidance consistent with current accounting guidance, Also, SAB 101 incorporates portions of the Revenue Recognition in Financial Statements - Frequently Asked Questions and Answers document that the SEC staff considered relevant and rescinds the remainder. The company's revenue recognition policies are consistent with this guidance.

F-7

INCOME TAXES

 We account for income taxes in accordance with FASB ASC 740, Income Taxes which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes are insignificant.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using straight-line methods over the estimated useful lives of the assets, principally three to five years, or the term of the lease, if shorter, for leasehold improvements.

IMPAIRMENT OF LONG-LIVED ASSETS

In September 2011, the FASB issued ASU 2011-08 Goodwill and Other (Topic 350) which amends the guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, the ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Statement requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. The Company uses an estimate of undiscounted future net cash flows of the assets over the remaining useful lives in determining whether the carrying value of the assets is recoverable. If the carrying values of the assets exceed the expected future cash flows of the assets, the Company recognizes an impairment loss equal to the difference between the carrying values of the assets and their estimated fair values. Impairment of long-lived assets is assessed at the lowest levels for which there are identifiable cash flows that are independent from other groups of assets. The evaluation of long-lived assets requires the Company to use estimates of future cash flows. However, actual cash flows may differ from the estimated future cash flows used in these impairment tests.

The company performed such an impairment review and determined that the future benefits from long-lived assets no longer exceed their carrying and a write down of the carrying value was necessary-(see “NOTE 2”).

Although the Company fully amortized its long lived asset in 2011 consisting of intellectual property which consists of its mold design for the auto traction mat; the Company plans to engage in production of the auto mold and produce traction mats for autos in 2012/2013 through the use of its intellectual industrial design.

SEGMENT INFORMATION

 The Financial Accounting Standards Board (FASB) released the 200 section of the Accounting Standards Codification for the purpose of discussing the broad topic of Presentation. Accounting Standards Codification 280 (ASC 280) was released to address the more specific topic of how businesses with multiple segments should report these. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision making group, in making decisions how to allocate resources and assess performance. The information disclosed herein, materially represents all of the financial information related to the Company's principal operating segment.

EARNINGS PER SHARE

 Earnings per share is calculated in accordance with the ASC Topic 260, “Earnings Per Share” specifying the computation, presentation and disclosure requirements of earnings per share information. Basic earnings per share have been calculated based upon the weighted average number of common shares outstanding. Stock options and warrants have been excluded as common stock equivalents in the diluted earnings per share because they are either anti-dilutive, or their effect is not material.

 CONCENTRATIONS OF CREDIT RISK

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit.

ADVERTISING

The Company follows a policy of charging the costs of advertising to expenses incurred. The Company incurred advertising expenses totaling $23,700 for the year ended December 31, 2011 and $26,310 for the year ended December 31, 2010.

NEW ACCOUNTING PRONOUNCEMENTS

FASB issued ASC-855, Subsequent Events (“ASU 2010-09”), to address subsequent events as they relate to the Company financial statements.  A subsequent event is something happens after the balance sheet date but before the financial statements are issued.  There are two types of subsequent events, (1) more evidence about events that existed (2) events that did not exist at the balance sheet date. ASC-855 did not have a material impact on our Consolidated Financial Statements.

In June 2009, the FASB issued Accounting Standards Update (“ASU”) 2009-01, Topic 105 – Generally Accepted Accounting Principles (“GAAP”) (“ASU 2009-01”), which superseded all accounting standards in U.S. GAAP, aside from those issued by the SEC.  The codification does not change or alter existing GAAP.  ASU 2009-01 is effective for reporting periods ending after September 15, 2009.  We adopted ASU 2009-01 for reporting in the fourth quarter of 2010.  Adoption of ASU 2009-01 did not have a material impact on our Consolidated Financial Statements.

In May 2011, the FASB issued ASU 2011-04 Fair Value Measurement (Topic 820). The ASU is the result of joint efforts by the FASB and International Accounting Standards Board (IASB) to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The impact of this standard has been taken into account as noted in NOTES 2, 3 and 4 of the Company’s financial statements.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature of application to specific industries and are not expected to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

GOING CONCERN

The Company has had losses since its inception.  There is no assurance that we will become profitable in the future.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern that contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. However, the ability of the Company to continue as a going concern on a longer-term basis will be dependent upon the ability to generate sufficient cash flow from operations to meet its obligations on a timely basis, the ability to successfully raise additional financing, and the ability to ultimately attain profitability.